Operating Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of operating lease cost
December 31
2022
USD thousand
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	1,000
1,000

Schedule of cash flow and other information related to operating leases
December 31
2022
USD thousand
Cash paid for amounts included in the measurement of lease liabilities	904
Right-of-use assets obtained in exchange for new operating lease liabilities	2,040

December 31
2022
Weighted-average remaining lease term of operating leases	3.71 years
Weighted average discount rate of operating leases	3.10%

Schedule of maturities of operating lease liabilities
USD thousand
2023	742
2024	742
2025	183
2026	183
Thereafter	259

Total undiscounted minimum lease payments	2,109
Less: Imputed interest	(155)

1,954